Consolidated Statements of (Loss) Income - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Statement [Abstract]
Net sales	$ 1,526,424	$ 1,501,848	$ 1,417,536
Cost of sales:
Cost of sales	449,651	444,165	422,226
Acquisition-related intangible amortization	71,511	56,723	72,749
Total cost of sales	521,162	500,888	494,975
Gross profit	1,005,262	1,000,960	922,561
Operating expenses:
Research and development	157,448	161,852	154,084
Sales and marketing	391,906	392,281	375,562
General and administrative	112,262	104,568	102,080
Acquisition-related intangible amortization	29,973	39,032	39,398
Restructuring, acquisition, integration and other, net	199,778	28,659	98,018
Long-lived asset impairments	140,031	7,987	0
Total operating expenses	1,031,398	734,379	769,142
(Loss) income from operations	(26,136)	266,581	153,419
Other income (expense):
Interest income	22,113	20,851	10,645
Interest expense	(74,185)	(67,293)	(49,685)
Other income (expense), net	432	5,598	(4)
Total other expense, net	(51,640)	(40,844)	(39,044)
(Loss) income before income tax (benefit) expense	(77,776)	225,737	114,375
Income tax (benefit) expense	(36,321)	35,357	73,981
Net (loss) income	$ (41,455)	$ 190,380	$ 40,394
Basic (loss) earnings per common share (in USD per share)	$ (0.18)	$ 0.84	$ 0.18
Diluted (loss) earnings per common share (in USD per share)	$ (0.18)	$ 0.82	$ 0.17
Weighted-average common shares outstanding
Basic (in shares)	226,777	226,640	228,074
Diluted (in shares)	226,777	233,456	233,009